                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                             New York, New York 10281

August 17, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

       Re:       Registration Statement on Form N-14 for Oppenheimer Capital
                 Appreciation Fund; Proxy Materials for Oppenheimer Growth Fund

To the Securities and Exchange Commission:

     Enclosed for filing with the Securities and Exchange  Commission  under the
Securities Act of 1933, as amended (the "1933 Act"), is Pre-effective  Amendment
No. 1 to the Registration Statement on Form N-14 (the "Registration  Statement")
of  Oppenheimer  Capital  Appreciation  Fund  (the  "Registrant"),  an  open-end investment  company.  The  Registration  Statement  will register  shares of the
Registrant  to be  issued  in the  reorganization  of that  open-end  investment company with  Oppenheimer  Growth  Fund,  also an open-end  investment  company.
OppenheimerFunds, Inc. serves as the investment adviser to both funds.

     As stated on the facing sheet of the Registration Statement, it is expected that the  Registration  Statement will become  effective on August 20, 2007. The solicitation  of Growth  Fund  shareholders  is  expected  to  commence  shortly thereafter.

     The  Securities and Exchange  Commission  Staff is requested to address any comments or questions you may have on this filing to:

                           Amee Kantesaria
                           Assistant Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street New York, NY  10281
                           212.323.5217
                           akantesaria@oppenheimerfunds.com

         Thank you for your assistance.

                                                              Sincerely,

                                                              /s/ Amee Kantesaria
                                                              --------------------------------------
                                                              Amee Kantesaria
                                                              Assistant Vice President and Assistant Counsel
                                                              Tel.: 212.323.5217
                                                              Fax: 212.323.4070

cc:      Mr. Vincent DiStefano, Securities and Exchange Commission
         Mayer, Brown, Rowe & Maw LLP
         KPMG LLP
         Deloitte & Touche LLP
         Gloria LaFond